ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Subsidiaries (Details)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
RASA Holding, LLC
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	100.00%	100.00%
Rizobacter Argentina S.A
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	80.00%	80.00%
Rizobacter do Brasil Ltda.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	80.00%	80.00%
Rizobacter del Paraguay S.A.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	80.00%	80.00%
Rizobacter Uruguay
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	80.00%	80.00%
Rizobacter South Africa
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	76.00%	76.00%
Comer Agrop Rizobacter de Bolivia S.A.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	80.00%	80.00%
Rizobacter USA, LLC
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	80.00%	80.00%
Rizobacter Colombia SAS
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	80.00%	80.00%
Rizobacter France SAS
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	80.00%	80.00%
Bioceres Crops S.A.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	90.00%	90.00%
BCS Holding Inc
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	100.00%	100.00%
Bioceres Semillas S.A.U.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	100.00%	100.00%
Verdeca LLC
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	100.00%	100.00%
Insumos Agroquimicos S.A.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	61.32%	61.32%
Bioceres Crops Do Brasil Ltda.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	100.00%	100.00%
Pro Farm Group, Inc.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	100.00%	100.00%
Pro Farm International, OU
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	100.00%	100.00%
Pro Farm Michigan Manufacturing, LLC
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	100.00%	100.00%
Pro Farm Russia, LLC
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	100.00%	100.00%
Pro Farm Technologies Comercio de Insumo Agricolas do Brasil Ltda
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	99.00%	99.00%
Pro Farm Technologies, OU
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	100.00%	100.00%
Glinatur S.A.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	100.00%	100.00%
Pro Farm, Inc.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	100.00%	100.00%
Natal Agro S.R.L.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	51.00%
Indirect ownership through Rizobacter
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Percentage of voting equity interests acquired	80.00%